COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease information

	March 31, 2025	December 31, 2024
Office lease	$243,550	$243,550
Less: accumulated depreciation	(193,761)	(183,767)
Right of use asset, net	$49,789	$59,783

Operating lease liability is summarized below:

	March 31, 2025	December 31, 2024
Office lease	$51,065	$61,180
Less: current portion	(32,191)	(42,305)
Long term portion	$18,874	18,875

Schedule of future minimum rental payments

2025	$34,631
2026	19,301
Total minimum lease payments:	53,932
Less amount representing interest	(2,867)
Present value of minimum lease payments:	$51,065